DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS	12 Months Ended
Jan. 03, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS

Derivative Financial Instruments

To reduce the effect of interest rate fluctuations, the Company entered into an interest rate swap contract on September 6, 2019, with an effective date of September 30, 2019, with a counter party to make a series of payments based on a fixed interest rate of 1.339% and receive a series of payments based on the greater of LIBOR or 0.00%. Both the fixed and floating payment streams are based on a notional amount of $250 million. The Company entered into this transaction to reduce its exposure to changes in cash flows associated with its variable rate debt and has designated this derivative as a cash flow hedge. At January 3, 2021, the effective fixed interest rate on the long-term debt hedged by this contract was 4.4%. For further treatment of the Company’s interest rate swap, refer to “Note 10. Fair Value Measurements” and “Note 13. Accumulated Other Comprehensive (Loss) Income.”

Purchase Commitments

The Company has outstanding purchase commitments for specific quantities at fixed prices for certain key ingredients to economically hedge commodity input prices. These purchase commitments totaled $33.2 million as of January 3, 2021. The Company accrues for losses on firm purchase commitments in a loss position at the end of each reporting period to the extent that there is an active observable market. The Company has recorded purchase commitment gain (losses) totaling $0.9 million and $(0.7) million for the Successor period from August 29, 2020 to January 3, 2021 and  for the Predecessor period from December 30, 2019 to August 28, 2020, respectively. The Company has recorded purchase commitment gain (losses) totaling $0.9 million and $(1.1) million  for the years ended December 29, 2019 and December 30, 2018, respectively.